Trade and Other Receivables - Schedule of Change in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 42	$ 47
Charges	43	54
Write-offs	(45)	(51)
Transfer to assets held for sale		(7)
Translation and other, net	(1)	(1)
Balance at end of year	$ 39	$ 42